Intangible assets - Impairment test (Details)	12 Months Ended
Dec. 31, 2022 Units
Disclosure of detailed information about intangible assets [abstract]
Number of cash generating units	1
Post tax discount rate	11.50%
Long-term nominal growth rate	2.50%
Corporate tax rate	23.00%